Cover	Nov. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2021
Entity File Number	001-34220
Entity Registrant Name	3D SYSTEMS CORPORATION
Entity Central Index Key	0000910638
Entity Tax Identification Number	95-4431352
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Three D Systems Circle
Entity Address, City or Town	Rock Hill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29730
City Area Code	(803)
Local Phone Number	326-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DDD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false